HEDGE ACCOUNTING - Fair value hedges (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 COP ($)	Dec. 31, 2021 COP ($)
Disclosure of detailed information about hedges [line items]
Assets	$ 20,854	$ 44,248
Liabilities	$ 3,568	$ 55,813
Securities issued or secured by Government and Corporate issuers [member]
Disclosure of detailed information about hedges [line items]
Notional amount	98,609	81,614
Assets	$ 969	$ 19,073
Change in fair value	$ (21,973)	$ (6,382)
Interest rate swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount	98,609	81,614
Assets	$ 107
Liabilities	786	$ 18,973
Change in fair value	$ 22,141	$ 5,872